December 16, 2014

THE DREYFUS/LAUREL FUNDS TRUST

Dreyfus Equity Income Fund

Supplement to Statement of Additional Information dated

January 1, 2014, as revised or amended January 24, 2014, January 31, 2014, February 21, 2014, March 1, 2014, March 24, 2014, March 31, 2014, May 1, 2014, October 1, 2014, November 1, 2014 and November 26, 2014

The following information supplements and supersedes the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the fund) advised by the fund's primary portfolio managers and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed

C. Wesley Boggs	20	$4.8B	17	$668.0M	52	$7.6B
William Cazalet[13]	23	$4.9B	17	$685M	53	$7.1B
Warren Chiang	20	$4.8B	17	$668.0M	52	$7.6B
Ronald Gala	20	$4.8B	17	$668.0M	52	$7.6B

13     Because Mr. Cazalet became a primary portfolio manager of Dreyfus Equity Income Fund as of December 16, 2014, his information is as of October 31, 2014.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.  If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts

C. Wesley Boggs	Other Pooled Investment Vehicles	2	$140.0M
	Other Accounts	7	$740.0M
William Cazalet[13]	Other Pooled Investment Vehicles	2	$151.4M
	Other Accounts	7	$782.7M
Warren Chiang	Other Pooled Investment Vehicles	2	$143.0M
	Other Accounts	7	$741.0M
Ronald Gala	Other Pooled Investment Vehicles	2	$143.0M
	Other Accounts	7	$741.0M

13        Because Mr. Cazalet became a primary portfolio manager of Dreyfus Equity Income Fund as of December 16, 2014, his information is as of October 31, 2014.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio managers as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned

C. Wesley Boggs	DEIF	None
William Cazalet[13]	DEIF	None
Warren Chiang	DEIF	None
Ronald Gala	DEIF	None

13        Because Mr. Cazalet became a primary portfolio manager of Dreyfus Equity Income Fund as of December 16, 2014, his information is as of October 31, 2014.